Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

June 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 156 (“PEA 156”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 200 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 156 is being filed to register Institutional Class, Class P, Administrative Class, Class A, Class C and Class D shares of the PIMCO Real Income 2019 Fund and the PIMCO Real Income 2029 Fund, each a new series of the Registrant. PEA 156 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464 or Matthew Curtin at 202.261.3448.

Sincerely,

/s/ Adam T. Teufel

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